ALPS SERIES TRUST

Beacon Accelerated Return Strategy Fund

Class A Shares (BARTX)

Beacon Planned Return Strategy Fund

Class A Shares (BPRTX)

Supplement dated September 26, 2019 to the Beacon Accelerated Return Strategy Fund's and Beacon Planned Return Strategy Fund's (the "Funds") Combined Prospectus and Statement of Additional Information each dated January 28, 2019, as they may have been amended.

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Effective as of the date of this supplement, sales of each Fund’s Class A shares are temporarily suspended until further notice. Accordingly, neither Fund will accept purchase orders from any investor for Class A shares until further notice.

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Investors Should Retain This Supplement for Future Reference